Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets and Financial Liabilities

	Note	Financial assets at fair value through profit or loss	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As at December 31, 2018

Financial assets
Quoted equity securities	16	21,876	—	—	—	21,876
Derivative not designated as hedges – foreign exchange forward contract	16	4,529	—	—	—	4,529
Trade and bills receivable	17	—	408,000	6,981,106	—	7,389,106
Other receivables	17	—	140,505	—	—	140,505
Cash and bank balances	18	—	6,128,522	—	—	6,128,522

		26,405	6,677,027	6,981,106	—	13,684,538

Financial liabilities
Trade and other payables	24	—	—	—	7,129,860	7,129,860
Loans and borrowings	28(b)	—	—	—	2,016,092	2,016,092
Other liabilities	28(a)	—	—	—	48	48

		—	—	—	9,146,000	9,146,000

	Note	Financial assets at fair value through profit or loss	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

As at December 31, 2019

Financial assets
Quoted equity securities	16	9,235	—	—	—	9,235	1,304
Trade and bills receivable	17	—	7 37 , 067	7,005,234	—	7,7 4 2, 301	1,09 2 , 758
Other receivables	17	—	1 61 , 292	—	—	1 61 , 292	2 2 , 765
Cash and bank balances	18	—	6,390,918	—	—	6,390,918	902,023

		9,235	7,289,277	7,005,234	—	14,303,746	2,018,850

Financial liabilities
Trade and other payables	24	—	—	—	8,584,360	8,584,360	1,211,607
Lease liabilities	27	—	—	—	60,007	60,007	8,469
Loans and borrowings	28(b)	—	—	—	2,055,046	2,055,046	290,052

		—	—	—	10,699,413	10,699,413	1,510,128

Schedule of Changes in Liabilities Arising From Financing Activities

	January 1, 2018	Cash flows	Foreign exchange movement	Translation reserve	Others	December 31, 2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As at December 31, 2018

Loans and borrowings
- current	1,600,000	400,320	694	—	—	2,001,014
- non-current	26,341	(11,756)	(305)	798	—	15,078
Obligations under finance leases
- current	33	(33)	—	—	14	14
- non-current	46	—	—	2	(14)	34

Total liabilities from financing activities	1,626,420	388,531	389	800	—	2,016,140

	January 1, 2019	Effect of adoption of IFRS 16	January 1, 2019 (Restated)	Cash flows	Addition	Accretion of interest	Foreign exchange movement	Translation reserve	Others	December 31, 2019	December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

As at December 31, 2019

Loans and borrowings
- current	2,001,014	—	2,001,014	39,979	—	—	(1,469)	444	15,078	2,055,046	290,052
- non-current	15,078	—	15,078	—	—	—	—	—	(15,078)	—	—
Obligations under finance leases
- current	14	(14)	—	—	—	—	—	—	—	—	—
- non-current	34	(34)	—	—	—	—	—	—	—	—	—
Lease liabilities
- current	—	42,457	42,457	(51,283)	6,008	2,918	—	24	28,509	28,633	4,041
- non-current	—	54,395	54,395	—	5,465	—	—	23	(28,509)	31,374	4,428

Total liabilities from financing activities	2,016,140	96,804	2,112,944	(11,304)	11,473	2,918	(1,469)	491	—	2,115,053	298,521